Equity Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investment Activity
Below is a table of equity investment activity (in thousands):

	Year Ended December 31,
	2022	2021
Beginning balance	$27,607	$24,116
Investment in Scorpio Tankers	—	—
Sale of investment in Scorpio Tankers	(82,497)	—
Gain from change in fair value of investment in Scorpio Tankers	54,890	3,491
Equity investments at fair value	$—	$27,607
Dividend income from Scorpio Tankers common stock	$646	$862